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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Investment Management

Address: Oracle Partners LP
         200 Greenwich Ave 3rd Fl
         Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Trisch Mckeon
Title:  CFO
Phone:  203-862-7900


Signature, Place, and Date of Signing:

/s/ Trish Mckeon              Greenwich, CT                      11/15/04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                       9/30/2004
UBS SECURITIES LLC                                                             1

USD

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                            ITEM 1   ITEM 2    ITEM 3         ITEM 4        ITEM 5       ITEM 6       ITEM 7    ITEM 8
                                                                                                                VOTING
                                      TITLE      CUSIP       FAIR         SHRS OF               SHRD           AUTHORITY    SHRS TO
NAME OF ISSUER                       OF CLASS   NUMBER      MKT VAL      PRINCIPAL  SOLE SHRD  OTHER  MGRS       SOLE         USE
                                                                          AMOUNT     (A)  (B)   (C)              (A)
------------------------------------------------------------------------------------------------------------------------------------
             *** CRUCELL NV          OTC EQ     228769105    2483792       307,400     X              ORAC       307,400
       ACCESS PHARMACEUTICALS INC    COMMON     00431M209    2017325       342,500     X              ORAC       342,500
       ADVANCED MEDICAL OPTICS IN    COMMON     00763M108    24414690      617,000     X              ORAC       617,000
       ADVANCED NEUROMODULATION S    OTC EQ     00757T101    12907855      425,300     X              ORAC       425,300
        AMERICAN PHARMACEUTICALS     OTC EQ     02886P109    11842004      429,525     X              ORAC       429,525
       APRIA HEALTHCARE GROUP INC    COMMON      37933108    1438800        52,800     X              ORAC        52,800
         BAYER AG-SPONSORED ADR      COMMON      72730302    15429375      562,500     X              ORAC       562,500
             BIOGEN IDEC INC         COMMON     09062X103    52141308      852,400     X              ORAC       852,400
               BIOMET INC            OTC EQ      90613100     853216        18,200     X              ORAC        18,200
         BOSTON SCIENTIFIC CORP      COMMON     101137107    54843292    1,380,400     X              ORAC     1,380,400
             CAREMARK RX INC         COMMON     141705103    1516911        47,300     X              ORAC        47,300
       CUBIST PHARMACEUTICALS INC    OTC EQ     229678107    4678180       473,500     X              ORAC       473,500
              CURAGEN CORP           OTC EQ     23126R101     687500       125,000     X              ORAC       125,000
       DENDRITE INTERNATIONAL INC    OTC EQ     248239105    3815604       236,700     X              ORAC       236,700
               DIGENE CORP           OTC EQ     253752109    6757388       260,300     X              ORAC       260,300
            DRUGSTORE.COM INC        OTC EQ     262241102    5130000     1,500,000     X              ORAC     1,500,000
            ELAN CORP PLC-ADR        COMMON     284131208   126221940    5,394,100     X              ORAC     5,394,100
            EP MEDSYTEMS INC         OTC EQ     26881P103     166160        67,000     X              ORAC        67,000
              FLANDERS CORP          OTC EQ     338494107     429500        50,000     X              ORAC        50,000
               GTX INC DEL           OTC EQ     40052B108    28309326    2,427,901     X              ORAC     2,427,901
              GUIDANT CORP           COMMON     401698105    33237932      503,300     X              ORAC       503,300
             HEALTH NET INC          COMMON     42222G108    7099584       287,200     X              ORAC       287,200
            HEALTHSOUTH CORP         COMMON     421924101     488070        95,700     X              ORAC        95,700
           IMCLONE SYSTEMS INC       OTC EQ     45245W109     478821         9,060     X              ORAC         9,060
        INTERNET CAPITAL GRP INC     OTC EQ     46059C205     161500        25,000     X              ORAC        25,000
              INVACARE CORP          COMMON     461203101     418600         9,100     X              ORAC         9,100
                IVAX CORP            COMMON     465823102    48220658    2,518,050     X              ORAC     2,518,050
              MANNKIND CORP          OTC EQ     56400P201    13026000      650,000     X              ORAC       650,000
         MARTEK BIOSCIENCES CORP     OTC EQ     572901106    12991744      267,100     X              ORAC       267,100
       MEDIWARE INFORMATION SYSTE    OTC EQ     584946107    15334173    1,305,036     X              ORAC     1,305,036
              OMNICARE INC           COMMON     681904108    4687908       165,300     X              ORAC       165,300
         OSI PHARMACUTICALS INC      OTC EQ     671040103    8739612       142,200     X              ORAC       142,200
               QUIDEL CORP           OTC EQ     74838J101    11366268    2,509,110     X              ORAC     2,509,110
       RITA MEDICAL SYSTEMS INC D    OTC EQ     7.68E+107    2257000       610,000     X              ORAC       610,000
              SEPRACOR INC           OTC EQ     817315104    4878000       100,000     X              ORAC       100,000
        SEROLOGICALS HOLDINGS INC    OTC EQ     817523103    5545541       237,700     X              ORAC       237,700
          SONIC INNOVATIONS INC      OTC EQ     83545M109    1032384       226,400     X              ORAC       226,400
              UBIQUITEL INC          OTC EQ     903474302     400000       100,000     X              ORAC       100,000
       UNITED THERAPEUTICS CORP D    OTC EQ     91307C102    13183176      377,417     X              ORAC       377,417
         VARIAN MEDICAL SYSTEMS      COMMON     92220P105    3934066       113,800     X              ORAC       113,800
             VCA ANTECH INC          OTC EQ     918194101    8425292       408,400     X              ORAC       408,400
       VENTANA MEDICAL SYSTEM INC    OTC EQ     92276H106    66667305    1,321,715     X              ORAC     1,321,715
               WEBMD CORP            OTC EQ     94769M105    25567887    3,673,547     X              ORAC     3,673,547
                AMGEN INC            OTC EQ      31162100    8152235       143,500     X              ORAC       143,500
            NASDAQ 100 SHARES        OTC EQ     631100104    5271000       150,000     X              ORAC       150,000
        NOVARTIS AG-SPONSORED ADR    OTC EQ     66987V109    13230945      283,500     X              ORAC       283,500
          SCHERING PLOUGH CORP       COMMON     806605101    8569376       449,600     X              ORAC       449,600
   ISHARES TR NASDAQ BIOTECHNOLOGY
     INDEX FD                        OTC EQ     464287556    86888025    1,242,500     X              ORAC     1,242,500
               ANTIGENICS            OTC EQ     010788455     971,771.00   161,156     X              ORAC       161,156

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